UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714

                         Phoenix CA Tax-Exempt Bond Fund
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,              John H. Beers, Esq.
     Counsel and Secretary for Registrant         Vice President and Secretary
        Phoenix Life Insurance Company           Phoenix Life Insurance Company
               One American Row                         One American Row
              Hartford, CT 06102                       Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT

          PHOENIX CA TAX-EXEMPT BOND FUND

             FORMERLY PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                                BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX CA TAX-EXEMPT BOND FUND

[LOGO] PHOENIXFUNDS(SM)

      --------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
      --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix CA Tax-Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix CA Tax-Exempt Bond Fund, for the six months ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................     3

Phoenix CA Tax-Exempt Bond Fund .........................................     4

Notes to Financial Statements ...........................................    10

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
One of the largest insurers of new municipal bond offerings.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FHA (FEDERAL HOUSING ADMINISTRATION)
The federal agency within the U.S. Department of Housing and Urban Development
(HUD) that insures residential mortgage loans made by private lenders.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa /AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX CA TAX-EXEMPT BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the CA Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

         CA                    Beginning            Ending         Expenses Paid
 Tax-Exempt Bond Fund        Account Value       Account Value         During
      Class  A              April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $  995.70            $5.44

Hypothetical (5% return
   before expenses)             1,000.00            1,019.69             5.52

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.08%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

         CA                    Beginning            Ending         Expenses Paid
Tax-Exempt Bond Fund        Account Value        Account Value         During
      Class B               April 30, 2005     October 31, 2005       Period*
--------------------        --------------     ----------------    -------------
Actual                         $1,000.00           $  992.70            $9.20

Hypothetical (5% return
   before expenses)             1,000.00            1,015.86             9.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.83%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix CA Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Pre-Refunded            40%
General Obligation      22
General Revenue         11
Water & Sewer Revenue    9
Development Revenue      5
Multifamily Revenue      3
Power Revenue            2
Other                    8

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                  (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
MUNICIPAL TAX-EXEMPT BONDS(c)--95.9%

DEVELOPMENT REVENUE--5.4%
Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12 (MBIA/IBC Insured) .....     $  530      $   558,005

San Diego Redevelopment Agency Series B 5.35%,
9/1/24 (AMBAC Insured) ..........................      1,000        1,068,930

Santa Clara Redevelopment Agency Tax Allocation
5%, 6/1/22 (MBIA Insured) .......................      1,000        1,038,930
                                                                  -----------
                                                                    2,665,865
                                                                  -----------

GENERAL OBLIGATION--21.7%
Antelope Valley Union High School District
Series A 5%, 2/1/27 (MBIA Insured) ..............      1,000        1,033,640

California State 5.50%, 4/1/08 (MBIA Insured) ...      1,500        1,582,965

California State 5%, 2/1/20 .....................        750          780,255

Gilroy Unified School District 5%, 8/1/27 (FGIC
Insured) ........................................        500          516,820

Los Angeles Unified School District Election of
1997 Series E 5.125%, 1/1/27 (MBIA Insured) .....      1,000        1,047,880

Lucia Mar Unified School District Election 2004
Series A 5%, 8/1/27 (FGIC Insured) ..............      1,000        1,037,210

Napa Valley Unified School District Election 2002
5%, 8/1/28 (FGIC Insured) .......................      1,000        1,039,030

Santa Clara Unified School District 5.50%, 7/1/20
(FGIC Insured) ..................................      1,000        1,083,900

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
GENERAL OBLIGATION--CONTINUED
Walnut Valley Unified School District Series
A 0%, 8/1/19 (MBIA Insured) .....................     $3,095      $ 1,443,106

West Contra Costa Unified School District Series
A 5.45%, 2/1/18 (MBIA Insured) ..................      1,060        1,189,002
                                                                  -----------
                                                                   10,753,808
                                                                  -----------

GENERAL REVENUE--11.1%
Anaheim Public Financing Authority Series C 6%,
9/1/16 (FSA Insured) ............................      2,600        2,980,068

Fontana Public Financing Authority Tax Allocation
5%, 10/1/29 (AMBAC Insured) .....................      1,000        1,034,730

Pomona Certificates of Participation 5.50%,
6/1/28 (AMBAC Insured) ..........................      1,365        1,484,833
                                                                  -----------
                                                                    5,499,631
                                                                  -----------

MEDICAL REVENUE--2.2%
California State Public Works Board Department of
Mental Health Series A 5.50%, 6/1/16 ............      1,000        1,081,560

MULTIFAMILY REVENUE--3.3%
Los Angeles Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA Insured) ......      1,600        1,617,248

POWER REVENUE--2.4%
Northern California Power Agency Series A 5.20%,
7/1/32 (MBIA Insured) ...........................      1,120        1,169,694

                       See Notes to Financial Statements                       5

Phoenix CA Tax-Exempt Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
PRE-REFUNDED--39.6%
Covina Community Redevelopment Agency 8.80%,
1/1/08(b) .......................................     $  435      $   461,753

Huntington Park Redevelopment Agency Series A 8%,
12/1/19 (FHA/VA/PRIV MTGS Insured)(b) ...........      2,400        3,380,928

Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12 Prerefunded 10/1/07
@ 101 (MBIA/IBC Insured) ........................        970        1,023,108

Los Angeles Harbor Department 7.60%, 10/1/18
(b) .............................................        990        1,219,155

M-S-R Public Power Agency Series D 6.75%, 7/1/20
(MBIA Insured)(b) ...............................      2,000        2,369,860

Northern California Power Agency 7.50%, 7/1/23
Prerefunded 7/1/21 @ 100 (AMBAC Insured) ........        195          261,403

Orange County Recovery Certificates of
Participation Series A 5.80%, 7/1/16 (MBIA
Insured) ........................................      1,500        1,557,855

Pomona Unified School District Series C 5.60%,
8/1/12 (MBIA Insured)(b) ........................      1,500        1,680,990

Riverside County Single Family Issue B 8.625%,
5/1/16 (GNMA Collateralized)(b) .................        700          965,041

Riverside County Single Family Series A 7.80%,
5/1/21 (GNMA Collateralized)(b) .................      4,000        5,461,760

Torrance Hospital (Little Co. of Mary Hospital)
Series A 7.10%, 12/1/15 Prerefunded 12/1/05
@100 ............................................      1,300        1,304,459
                                                                  -----------
                                                                   19,686,312
                                                                  -----------

TRANSPORTATION REVENUE--1.0%
Los Angeles County Metropolitan Transportation
Authority Sales Tax Series A 4.50%, 7/1/32 (AMBAC
Insured) ........................................        500          480,450

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
WATER & SEWER REVENUE--9.2%
Delta Diablo Sanitation District Certificates of
Participation 0%, 12/1/16 (MBIA Insured) ........     $1,070      $   654,272

Los Angeles Wastewater System Series D 4.70%,
11/1/17 (FGIC Insured) ..........................      2,885        2,890,799

Metropolitan Water District Southern California
Waterworks Series B-3 5%, 10/1/29
(MBIA Insured) ..................................      1,000        1,035,590
                                                                  -----------
                                                                    4,580,661
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $44,209,443)                                      47,535,229
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.9%
(IDENTIFIED COST $44,209,443)                                      47,535,229
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.8%

COMMERCIAL PAPER(d)--2.8%
UBS Finance Delaware LLC 4%, 11/1/05 ............      1,410        1,410,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,410,000)                                        1,410,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $45,619,443)                                      48,945,229(a)

Other assets and liabilities, net--1.3%                               646,974
                                                                  -----------
NET ASSETS--100.0%                                                $49,592,203
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,437,961 and gross depreciation of $112,175 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $45,619,443.
(b) Escrowed to maturity.
(c) At October 31, 2005, 86% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 35%, GNMA 19%, and AMBAC 12%.
(d) The rate shown is the discount rate.

6                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $45,619,443)                                   $48,945,229
Cash                                                                       121
Receivables
   Interest                                                            800,706
   Fund shares sold                                                      4,275
Trustee retainer                                                         2,624
Prepaid expenses                                                        19,934
                                                                   -----------
      Total assets                                                  49,772,889
                                                                   -----------
LIABILITIES
Payables
   Fund shares repurchased                                              38,943
   Dividend distributions                                               75,518
   Professional fee                                                     17,611
   Printing fees                                                        12,994
   Distribution and service fees                                        10,737
   Transfer agent fee                                                   10,182
   Financial agent fee                                                   5,089
   Investment advisory fee                                               3,798
Accrued expenses                                                         5,814
                                                                   -----------
      Total liabilities                                                180,686
                                                                   -----------
NET ASSETS                                                         $49,592,203
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $45,718,061
Undistributed net investment income                                     42,919
Accumulated net realized gain                                          505,437
Net unrealized appreciation                                          3,325,786
                                                                   -----------
NET ASSETS                                                         $49,592,203
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $49,427,181)                  3,979,753
Net asset value per share                                               $12.42
Offering price per share $12.42/(1-4.75%)                               $13.04

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $165,022)                        13,277
Net asset value and offering price per share                            $12.43

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $ 1,280,880
                                                                   -----------
      Total investment income                                        1,280,880
                                                                   -----------
EXPENSES
Investment advisory fee                                                117,938
Service fees, Class A                                                   65,271
Distribution and service fees, Class B                                   1,003
Financial agent fee                                                     32,836
Transfer agent                                                          26,502
Professional                                                            21,923
Registration                                                            15,986
Trustees                                                                15,950
Printing                                                                15,361
Custodian                                                                5,945
Miscellaneous                                                           16,215
                                                                   -----------
      Total expenses                                                   334,930
Less expenses reimbursed by investment adviser                         (50,686)
Custodian fees paid indirectly                                             (97)
                                                                   -----------
      Net expenses                                                     284,147
                                                                   -----------
NET INVESTMENT INCOME                                                  996,733
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       311,950
Net change in unrealized appreciation (depreciation) on
   investments                                                      (1,487,424)
                                                                   -----------
NET LOSS ON INVESTMENTS                                             (1,175,474)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (178,741)
                                                                   ===========

                       See Notes to Financial Statements                       7

Phoenix CA Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                  Ended
                                                                            October 31, 2005     Year Ended
                                                                               (Unaudited)     April 30, 2005
                                                                            ----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                  $   996,733      $ 2,076,392
   Net realized gain (loss)                                                          311,950          525,089
   Net change in unrealized appreciation (depreciation)                           (1,487,424)         784,565
                                                                                 -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (178,741)       3,386,046
                                                                                 -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                 (1,013,489)      (2,017,568)
   Net investment income, Class B                                                     (3,128)         (26,077)
   Net realized short-term gains, Class A                                                 --         (102,741)
   Net realized short-term gains, Class B                                                 --           (1,785)
   Net realized long-term gains, Class A                                                  --         (294,469)
   Net realized long-term gains, Class B                                                  --           (5,116)
                                                                                 -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (1,016,617)      (2,447,756)
                                                                                 -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (15,088 and 72,219 shares, respectively)            191,341          911,636
   Net asset value of shares issued from reinvestment of distributions
   (42,050 and 98,239 shares, respectively)                                          531,196        1,243,970
   Cost of shares repurchased (255,114 and 582,000 shares, respectively)          (3,217,667)      (7,303,629)
                                                                                 -----------      -----------
Total                                                                             (2,495,130)      (5,148,023)
                                                                                 -----------      -----------
CLASS B
   Proceeds from sales of shares (24 and 162 shares, respectively)                       300            2,034
   Net asset value of shares issued from reinvestment of distributions
   (72 and 293 shares, respectively)                                                     909            3,715
   Cost of shares repurchased (3,869 and 65,674 shares, respectively)                (48,680)        (829,283)
                                                                                 -----------      -----------
Total                                                                                (47,471)        (823,534)
                                                                                 -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (2,542,601)      (5,971,557)
                                                                                 -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (3,737,959)      (5,033,267)

NET ASSETS
   Beginning of period                                                            53,330,162       58,363,429
                                                                                 -----------      -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
   $42,919 AND $62,803, RESPECTIVELY)                                            $49,592,203      $53,330,162
                                                                                 ===========      ===========

8                           See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                          YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   ------------------------------------------------------
                                                (UNAUDITED)       2005         2004       2003       2002       2001
Net asset value, beginning of period             $12.71           $12.49       $12.99     $12.82     $12.53     $12.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.24(2)          0.48(2)      0.48       0.50       0.54       0.57
   Net realized and unrealized gain (loss)        (0.28)            0.30        (0.38)      0.51       0.38       0.50
                                                 ------           ------       ------     ------     ------     ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.04)            0.78         0.10       1.01       0.92       1.07
                                                 ------           ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.25)           (0.47)       (0.47)     (0.49)     (0.54)     (0.57)
   Distributions from net realized gains             --            (0.09)       (0.13)     (0.35)     (0.09)     (0.10)
                                                 ------           ------       ------     ------     ------     ------
      TOTAL DISTRIBUTIONS                         (0.25)           (0.56)       (0.60)     (0.84)     (0.63)     (0.67)
                                                 ------           ------       ------     ------     ------     ------
   Change in net asset value                      (0.29)            0.22        (0.50)      0.17       0.29       0.40
                                                 ------           ------       ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                   $12.42           $12.71       $12.49     $12.99     $12.82     $12.53
                                                 ======           ======       ======     ======     ======     ======
Total return(1)                                   (0.43)%(4)        6.48%        0.71%      8.19%      7.43%      8.92%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $49,427          $53,113      $57,334    $68,109    $71,037    $75,675
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.08 %(3)        1.19%        1.19%      1.09%      1.10%      1.07%
   Gross operating expenses                        1.27 %(3)        1.19%        1.19%      1.09%      1.10%      1.07%
   Net investment income                           3.81 %(3)        3.78%        3.69%      3.84%      4.17%      4.52%
Portfolio turnover                                    5 %(4)          11%          11%        27%        20%         3%

                                                                              CLASS B
                                             -------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                         YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   ------------------------------------------------------
                                                (UNAUDITED)        2005         2004       2003       2002       2001
Net asset value, beginning of period             $12.72           $12.52       $13.01     $12.84     $12.55     $12.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.19(2)          0.39(2)      0.42       0.40       0.44       0.48
   Net realized and unrealized gain (loss)        (0.28)            0.28        (0.41)      0.51       0.38       0.50
                                                 ------           ------       ------     ------     ------     ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.09)            0.67         0.01       0.91       0.82       0.98
                                                 ------           ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.20)           (0.38)       (0.37)     (0.39)     (0.44)     (0.47)
   Distributions from net realized gains             --            (0.09)       (0.13)     (0.35)     (0.09)     (0.10)
                                                 ------           ------       ------     ------     ------     ------
      TOTAL DISTRIBUTIONS                         (0.20)           (0.47)       (0.50)     (0.74)     (0.53)     (0.57)
                                                 ------           ------       ------     ------     ------     ------
  Change in net asset value                       (0.29)            0.20        (0.49)      0.17       0.29       0.41
                                                 ------           ------       ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                   $12.43           $12.72       $12.52     $13.01     $12.84     $12.55
                                                 ======           ======       ======     ======     ======     ======
Total return(1)                                   (0.73)%(4)        5.45%        0.05%      7.33%      6.62%      8.15%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $165             $217       $1,030     $1,700     $1,731     $1,790
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.83 %(3)        1.91%        1.94%      1.84%      1.85%      1.82%
   Gross operating expenses                        2.02 %(3)        1.91%        1.94%      1.84%      1.85%      1.82%
   Net investment income                           3.05 %(3)        3.05%        2.93%      3.09%      3.42%      3.77%
Portfolio turnover                                    5 %(4)          11%          11%        27%        20%         3%

(1) Sales charges are not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements                      9

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Phoenix CA Tax-Exempt Bond Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

      The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. INDEMNIFICATIONS:

      Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

      As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. ("PIC", the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion. Effective July 1, 2005, the Adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses), through August 31, 2006, to the extent that the operating expenses do not exceed the following percentages of the average daily net assets for each class of the Fund:

                                                             Class A    Class B
                                                             -------    -------
                                                              1.00%      1.75%

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

      As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $623 for Class A shares and deferred sales charges of $0 for Class B shares for the six-month period ("the period") ended October 31, 2005.

      In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of the Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Fund incurred financial agent fees of $32,836.

      PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2005, transfer agent fees were $26,502 as reported in the Statement of Operations, of which PEPCO retained $820.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2005, were $2,594,250 and $5,734,435, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.

5. ASSET CONCENTRATION

      The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

6. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

PHOENIX CA TAX-EXEMPT BOND FUND

101 Munson Street
Greenfield, MA 01301

 TRUSTEES                                         INVESTMENT ADVISER
 E. Virgil Conway                                 Phoenix Investment Counsel, Inc.
 Harry Dalzell-Payne                              56 Prospect Street
 S. Leland Dill                                   Hartford, CT 06115-0480
 Francis E. Jeffries
 Leroy Keith, Jr.                                 PRINCIPAL UNDERWRITER
 Marilyn E. LaMarche                              Phoenix Equity Planning Corporation
 Philip R. McLoughlin, Chairman                   One American Row
 Geraldine M. McNamara                            Hartford, CT 06102
 Everett L. Morris
 James M. Oates                                   TRANSFER AGENT
 Donald B. Romans                                 Phoenix Equity Planning Corporation
 Richard E. Segerson                              One American Row
 Ferdinand L.J. Verdonck                          Hartford, CT 06102
*Lowell P. Weicker, Jr.
                                                  CUSTODIAN
 OFFICERS                                         State Street Bank and Trust Company
 Daniel T. Geraci, President                      P.O. Box 5501
 George R. Aylward, Executive Vice President      Boston, MA 02206-5501
 Francis G. Waltman, Senior Vice President
 Marc Baltuch, Vice President and Chief           HOW TO CONTACT US
    Compliance Officer                            Mutual Fund Services               1-800-243-1574
 Nancy G. Curtiss, Chief Financial Officer and    Advisor Consulting Group           1-800-243-4361
    Treasurer                                     Telephone Orders                   1-800-367-5877
 Kevin J. Carr, Vice President, Chief Legal       Text Telephone                     1-800-243-1926
    Officer, Counsel and Secretary                Web site                         PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006.

--------------------------------------------------------------------------------

                                                          ---------------
                                                             PRESORTED
                                                              STANDARD
                                                            U.S. POSTAGE
                                                                PAID
                                                           Louisville, KY
                                                          Permit No. 1051
                                                          ---------------

[LOGO] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP680                                                                     12-05

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Phoenix CA Tax-Exempt Bond Fund
            --------------------------------------------------------------------


By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)


Date     January 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.